INVENTORY (Details) - USD ($)	Sep. 30, 2018	Dec. 31, 2017	Feb. 28, 2017
Inventory Disclosure [Abstract]
Raw materials and Work-in-process		$ 1,042,367	$ 947,670
Finished goods		677,762	456,621
Total		1,720,129	1,404,291
Less: reserve for obsolete inventory		61,448	50,588
Inventory, net	$ 1,949,403	$ 1,658,681	$ 1,353,703